CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenue	¥ 5,801,032	¥ 5,466,873	¥ 3,271,414
Related Party [Member]
Net revenue	¥ 31,034	¥ 0	¥ 6,567